WPG Partners Select Hedged Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Communication Services - 4.6%
Cars.com, Inc. (a)(b)	15,089	$154,662
Vimeo, Inc. (a)(b)	103,362	450,659
Vivid Seats, Inc. - Class A (a)(b)	77,993	121,669
		726,990

Consumer Discretionary - 10.9%
Bath & Body Works, Inc. (b)	4,367	122,800
Denny's Corp. (a)(b)	59,089	225,720
Gildan Activewear, Inc. (b)	6,063	282,536
Holley, Inc. (a)(b)	60,799	117,950
Matthews International Corp. - Class A (b)	12,511	268,361
National Vision Holdings, Inc. (a)(b)	17,748	351,588
Tri Pointe Homes, Inc. (a)(b)	12,527	369,296
		1,738,251

Consumer Staples - 0.5%
Grocery Outlet Holding Corp. (a)(b)	5,411	73,481

Energy - 4.4%
BKV Corp. (a)(b)	16,378	352,127
Expro Group Holdings NV (a)(b)	20,272	168,663
Viper Energy, Inc.	4,779	189,679
		710,469

Financials - 15.1%
BGC Group, Inc. - Class A (b)	61,443	570,191
Kemper Corp. (b)	10,382	661,645
National Bank Holdings Corp. - Class A (b)	6,205	224,311
Perella Weinberg Partners (b)	8,644	150,146
Prosperity Bancshares, Inc. (b)	7,530	524,464
Webster Financial Corp. (b)	5,499	283,089
		2,413,846

Health Care - 9.5%
Enovis Corp. (a)(b)	19,476	609,599
Innoviva, Inc. (a)(b)	14,991	293,374
Teleflex, Inc. (b)	5,058	618,441
		1,521,414

Industrials - 18.0%
Air Lease Corp. (b)	8,457	487,208
BrightView Holdings, Inc. (a)(b)	15,596	242,986
Custom Truck One Source, Inc. (a)(b)	82,757	355,855
Ferroglobe PLC (b)	13,885	50,402
Matrix Service Co. (a)(b)	12,173	148,754
Maximus, Inc.	2,765	200,490
MYR Group, Inc. (a)(b)	2,027	317,935
Proficient Auto Logistics, Inc. (a)(b)	31,327	252,496
TAT Technologies Ltd. (a)	5,506	143,321
TrueBlue, Inc. (a)	7,282	43,692
Tutor Perini Corp. (a)(b)	17,098	630,574
		2,873,713

Information Technology - 13.1%
8x8, Inc. (a)(b)	120,207	197,139
Alpha & Omega Semiconductor Ltd. (a)(b)	18,990	402,968
NCR Voyix Corp. (a)(b)	46,762	518,591
Silicon Motion Technology Corp. - ADR (b)	9,951	609,001
Teradata Corp. (a)	9,307	204,382
Tower Semiconductor Ltd. (a)(b)	3,902	153,895
		2,085,976

Materials - 8.4%
Century Aluminum Co. (a)(b)	19,246	298,121
ERO Copper Corp. (a)(b)	16,443	232,011
Huntsman Corp.	19,636	218,745
Kronos Worldwide, Inc. (b)	38,062	240,932
Mosaic Co.	4,864	175,785
thyssenkrupp AG	17,240	167,888
		1,333,482

Real Estate - 6.3%
Brixmor Property Group, Inc. (b)	9,634	244,800
Broadstone Net Lease, Inc. (b)	28,359	451,191
Newmark Group, Inc. - Class A (b)	27,670	304,647
		1,000,638

Utilities - 2.6%
Portland General Electric Co. (b)	9,926	420,862
TOTAL COMMON STOCKS (Cost $14,740,357)		14,899,122

SHORT-TERM INVESTMENTS - 0.0%(c)		Value
Money Market Funds - 0.0%(c)	Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.18% (b)(d)	379	379
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.09% (b)(d)	379	379
Fidelity Treasury Portfolio - Class I, 4.19% (b)(d)	379	379
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.15% (b)(d)	379	379
TOTAL SHORT-TERM INVESTMENTS (Cost $1,516)		1,516

TOTAL INVESTMENTS - 93.4% (Cost $14,741,873)		14,900,638
Other Assets in Excess of Liabilities - 6.6%		1,058,158
TOTAL NET ASSETS - 100.0%		$15,958,796

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2025 is $12,927,726.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

WPG Partners Select Hedged Fund
Schedule of Securities Sold Short
May 31, 2025 (Unaudited)

COMMON STOCKS - (64.3)%	Shares	Value
Communication Services - (0.3)%
AST SpaceMobile, Inc.	(2,313)	$(53,361)

Consumer Discretionary - (12.7)%
Brinker International, Inc.	(1,089)	(187,994)
Five Below, Inc.	(1,848)	(215,421)
Frontdoor, Inc.	(3,061)	(168,386)
Garmin Ltd.	(966)	(196,069)
Green Brick Partners, Inc.	(3,361)	(196,450)
Light & Wonder, Inc.	(981)	(88,408)
Lululemon Athletica, Inc.	(1,033)	(327,120)
Modine Manufacturing Co.	(897)	(81,448)
Restaurant Brands International, Inc.	(2,440)	(174,240)
RH	(428)	(77,515)
Stride, Inc.	(1,098)	(166,226)
Williams-Sonoma, Inc.	(956)	(154,643)
		(2,033,920)

Consumer Staples - (3.1)%
Hershey Co.	(100)	(16,069)
J & J Snack Foods Corp.	(689)	(79,352)
Natural Grocers by Vitamin Cottage, Inc.	(3,029)	(147,906)
Sprouts Farmers Market, Inc.	(1,488)	(257,216)
		(500,543)

Energy - (3.2)%
Comstock Resources, Inc.	(5,214)	(121,486)
Texas Pacific Land Corp.	(348)	(387,683)
		(509,169)

Financials - (14.6)%
Arch Capital Group Ltd.	(3,655)	(347,371)
Atlanticus Holdings Corp.	(2,270)	(111,343)
Axos Financial, Inc.	(4,343)	(302,012)
CME Group, Inc.	(100)	(28,900)
Federal National Mortgage Association	(20,696)	(217,929)
Fifth Third Bancorp	(11,629)	(444,111)
Moelis & Co. - Class A	(3,042)	(173,729)
Radian Group, Inc.	(12,146)	(414,786)
Victory Capital Holdings, Inc. - Class A	(4,673)	(289,773)
		(2,329,954)

Health Care - (4.3)%
CVS Health Corp.	(1,940)	(124,238)
Fortrea Holdings, Inc.	(75,140)	(323,102)
Integer Holdings Corp.	(1,004)	(119,235)
Integra LifeSciences Holdings Corp.	(9,235)	(116,915)
Owens & Minor, Inc.	(74)	(488)
		(683,978)

Industrials - (11.3)%
ArcBest Corp.	(3,268)	(204,871)
Carrier Global Corp.	(2,012)	(143,255)
Hillenbrand, Inc.	(13,995)	(273,462)
Joby Aviation, Inc.	(23,809)	(186,186)
Loar Holdings, Inc.	(490)	(42,655)
Matson, Inc.	(819)	(92,424)
REV Group, Inc.	(2,267)	(84,990)
TriNet Group, Inc.	(4,585)	(381,518)
United Airlines Holdings, Inc.	(3,895)	(309,438)
Willis Lease Finance Corp.	(568)	(76,305)
		(1,795,104)

Information Technology - (10.2)%
Benchmark Electronics, Inc.	(2,972)	(108,538)
DigitalOcean Holdings, Inc.	(2,680)	(75,844)
Fabrinet	(551)	(128,311)
Ingram Micro Holding Corp.	(12,124)	(231,932)
Nova Ltd.	(1,250)	(267,025)
PAR Technology Corp.	(2,770)	(181,601)
Rigetti Computing, Inc.	(15,839)	(191,810)
RingCentral, Inc. - Class A	(7,936)	(205,781)
Synopsys, Inc.	(510)	(236,630)
		(1,627,472)

Materials - (2.4)%
Carpenter Technology Corp.	(1,146)	(269,310)
United States Lime & Minerals, Inc.	(1,135)	(116,655)
		(385,965)

Real Estate - (2.2)%
Iron Mountain, Inc.	(3,472)	(342,721)
TOTAL COMMON STOCKS (Proceeds $10,161,096)		(10,262,187)

TOTAL SECURITIES SOLD SHORT - (64.3)% (Proceeds $10,161,096)		$(10,262,187)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

WPG Partners Select Hedged Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$14,731,234	$167,888	$–	$14,899,122
Money Market Funds	1,516	–	–	1,516
Total Investments	$14,732,750	$167,888	$–	$14,900,638

Liabilities:
Investments:
Common Stocks	$(10,262,187)	$–	$–	$(10,262,187)
Total Investments	$(10,262,187)	$–	$–	$(10,262,187)

Refer to the Schedule of Investments for further disaggregation of investment categories.